Loss Before Income Tax (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	Note	2020	2019	2020	2019
Revenue
Commercialization revenue		2,191	1,969	3,480	3,841
Milestone revenue		—	—	—	15,000
Interest revenue		5	237	21	413
Other revenue		45	—	45	—
Total Revenue		2,241	2,206	3,546	19,254

Clinical trial and research & development		(4,913)	(8,225)	(13,410)	(13,827)
Manufacturing production & development		(5,910)	(3,661)	(17,678)	(4,956)

Employee benefits
Salaries and employee benefits		(7,586)	(6,498)	(14,767)	(11,228)
Defined contribution superannuation expenses		(107)	(91)	(191)	(166)
Equity settled share-based payment transactions(1)		(3,540)	(1,643)	(8,421)	(2,447)
Total Employee benefits		(11,233)	(8,232)	(23,379)	(13,841)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(232)	(115)	(443)	(220)
Right of use asset depreciation		(430)	(356)	(839)	(707)
Intellectual property amortization		(387)	(394)	(770)	(788)
Total Depreciation and amortization of non-current assets		(1,049)	(865)	(2,052)	(1,715)

Other Management & administration expenses
Overheads & administration		(1,929)	(2,321)	(3,746)	(4,885)
Consultancy		(1,190)	(1,016)	(2,996)	(2,161)
Legal, patent and other professional fees		(1,620)	(1,087)	(2,895)	(3,979)
Intellectual property expenses (excluding the amount amortized above)		(711)	(658)	(1,280)	(1,252)
Total Other Management & administration expenses		(5,450)	(5,082)	(10,917)	(12,277)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	1,462	(595)	16,569	(882)
Total Fair value remeasurement of contingent consideration		1,462	(595)	16,569	(882)

Other operating income and expenses
Government grant revenue		—	—	17	—
Foreign exchange gains/(losses)		296	143	378	375
Total Other operating income and expenses		296	143	395	375

Finance (costs)/gains
Remeasurement of borrowing arrangements(2)		2,932	1,060	3,955	779
Interest expense		(3,994)	(3,602)	(7,921)	(7,179)
Total Finance costs		(1,062)	(2,542)	(3,966)	(6,400)

Total loss before income tax		(25,618)	(26,853)	(50,892)	(34,269)

(1)	Share-based payment transactions

For the three and six months ended December 31, 2020 and 2019, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars)	2020	2019	2020	2019
Research and development	2,298,879	650,488	5,134,601	970,168
Manufacturing and commercialization	170,859	86,336	365,175	139,916
Management and administration	1,069,753	906,310	2,920,952	1,336,848
Equity settled share-based payment transactions	3,539,491	1,643,134	8,420,728	2,446,932

(2)	Change in comparative figures

The Group routinely reviews the financial statements for opportunities to improve the quality of financial reporting. The Group identified an opportunity to enhance the presentation of the Remeasurement for borrowing arrangements within Finance (costs)/gains and Remeasurement for borrowing arrangements within Other operating income and expenses. The Group considered that changes in the carrying value of borrowings is primarily due to changes in our estimated future cash flows and key assumptions about the settlement of the borrowings and these line items in the Consolidated Income Statement should therefore be reported in aggregate, to provide more relevant information to the users of the financial statements. This change in presentation has been retrospectively applied to the three months ended December 31, 2019 and the six months ended December 31, 2019.

The impact of the reclassification of the prior period financial statements is summarized below:

	Three Months Ended December 31,			Six Months Ended December 31,
	2019			2019
(in U.S. dollars, in thousands)	Previously reported	Currently reported	Effect of change	Previously reported	Currently reported	Effect of change
Other operating income and expenses	440	—	(440)	39	—	(39)
Finance costs	620	1,060	440	740	779	39